Sohu.com Limited Shareholders' Equity (Sohu's 2018 Share Incentive Plan, Narrative) (Details) - Sohu.com Limited [Member] - shares		12 Months Ended
	Jul. 02, 2010	Dec. 31, 2025	Apr. 02, 2018
Sohu 2010 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan	10 years
Sohu 2010 Stock Incentive Plan [Member] | Common Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	1,500,000
Sohu 2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiration date		Apr. 30, 2028
Sohu 2018 Share Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant		217,979
Sohu 2018 Share Incentive Plan [Member] | Common Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			1,148,565